Segment information - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 26,881	$ 923	$ 911
Ireland
Disclosure of geographical areas [line items]
Revenue	24,910	0	0
United States
Disclosure of geographical areas [line items]
Revenue	1,416	452	410
China
Disclosure of geographical areas [line items]
Revenue	275	262	249
Singapore
Disclosure of geographical areas [line items]
Revenue	0	0	101
British Virgin Islands
Disclosure of geographical areas [line items]
Revenue	280	206	100
Other
Disclosure of geographical areas [line items]
Revenue	$ 0	$ 3	$ 51